Staff expenses - Summary of staff expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Expenses [Abstract]
Salaries	€ 4,011	€ 3,751	€ 3,572
Pension costs and other staff-related benefit costs	408	395	366
Social security costs	563	538	530
Share-based compensation arrangements	31	19	41
External employees	699	881	974
Education	47	43	64
Other staff costs	182	186	208
Total staff expenses	€ 5,941	€ 5,812	€ 5,755